Note 8 - Income Taxes (Details) - Deferred Tax Liabilites (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Liabilites [Abstract]
Gain on condemnation			$ (61,649,000)
Unrealized gain on investment in Citrus Grove	(1,315,000)	(1,315,000)	(1,315,000)
Net Deferred Income Taxes	$ (1,315,000)	$ (1,315,000)	$ (62,964,000)